Income tax - Income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax expense
Current income tax expense	¥ 764,365		¥ 531,961	¥ 275,107
Deferred income tax benefit	(22,719)	$ (3,249)	(85,930)	(32,071)
Total	741,646	$ 106,054	446,031	243,036
Chinese Mainland
Income tax expense
Current income tax expense	764,365		531,961	275,107
Deferred income tax benefit	¥ (22,719)		¥ (85,930)	¥ (32,071)